Notable events - COVA program for severe forms of COVID-19 (Details) - item	1 Months Ended
	Mar. 31, 2023	Feb. 28, 2023
Notable events
Number of patients from whom data collected		54
Number of patients treated	233
Percentage of reduction in the risk of respiratory failure or early death in patients hospitalized with severe COVID-19		44.00%
Proportion of patients experiencing adverse events if RuvembriTM used		57.00%
Proportion of patients experiencing adverse events if placebo used		64.00%
Proportion of patients experiencing frequency of serious adverse events if RuvembriTM used		25.00%
Proportion of patients experiencing frequency of serious adverse events if placebo used		31.00%